Basis of Presentation and General Information - Proforma (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Pro forma voyage revenues	$ 715,663	$ 669,325
Pro forma operating income	208,089	137,065
Pro forma net income	$ 164,118	$ 99,474
Pro forma income per share, basic	$ 1.47	$ 0.89
Pro forma income per share, diluted	$ 1.44	$ 0.89